Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND (formerly, AllianceBernstein Balanced Shares)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 55 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 115 of the Fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income, and inflation-linked instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a tail risk parity strategy. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside ("tail") events. To execute this strategy, an average tail loss for each asset class is calculated based on historical market behavior and on a forward-looking basis through options prices. Fund assets are then allocated among asset classes so that each asset class will contribute equally to the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund's asset class exposures based on these tail risk parity determinations.

The asset classes in which the Fund may invest include:
  equity/credit--equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below);
  fixed-income--fixed-income securities of the U.S. and foreign governments and their agencies and instrumentalities; and
  inflation-linked--global inflation-linked securities (including Treasury Inflation Protected Securities).
The Fund's investments within each asset class are generally index-based--typically, portfolios of individual securities intended to track the performance of the particular asset class and, primarily for certain types of assets such as credit assets, derivatives intended to track such performance. Equity securities will comprise no more than 75% of the Fund's investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by Standard & Poor's Rating Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Ratings ("Fitch"), which are commonly known as "junk bonds"). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-U.S. companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund's exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions. Because derivative transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund's assets may be held in cash or invested in cash equivalents to cover the Fund's derivatives obligations, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund's aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). Overall Fund exposure and the allocation to equity/credit will typically increase during bull markets, while overall exposure and allocations to equity/credit and inflation-linked securities will typically decrease during bear markets. In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

		Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  ALLOCATION RISK: The allocation of investments among asset classes may have a significant effect on the Fund's NAV when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		EFFECTIVE OCTOBER 8, 2012, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN BALANCED SHARES TO ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, ELIMINATED ITS NON-FUNDAMENTAL POLICIES THAT THE FUND'S INVESTMENTS WILL NORMALLY CONSIST OF ABOUT 60% IN STOCKS AND ABOUT 40% IN FIXED-INCOME SECURITIES AND THAT FIXED-INCOME SECURITIES WILL NOT NORMALLY EXCEED 60% OF THE FUND'S INVESTMENTS, AND MADE CERTAIN MATERIAL CHANGES TO ITS INVESTMENT STRATEGY, INCLUDING IMPLEMENTATION OF THE TAIL RISK PARITY STRATEGY DESCRIBED HEREIN. IN ADDITION, THE FUND'S PORTFOLIO MANAGEMENT TEAM WAS CHANGED. THE PERFORMANCE INFORMATION SHOWN BELOW IS FOR PERIODS PRIOR TO IMPLEMENTATION OF THESE CHANGES AND MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WILL ACHIEVE UNDER ITS CURRENT POLICIES. THE INDEX PERFORMANCE INFORMATION SHOWN BELOW IS INTENDED TO PROVIDE APPROPRIATE COMPARISONS TO THE FUND PERFORMANCE SHOWN BELOW. PERFORMANCE INFORMATION FOR ADDITIONAL OR OTHER INDEXES THAT WILL AFFORD BETTER COMPARISONS TO THE FUND UNDER ITS CURRENT POLICIES WILL BE SHOWN IN THE FUTURE.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 12.90%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 12.80%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -13.42%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.29%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
After 1 Year	rr_ExpenseExampleYear01	534
After 3 Years	rr_ExpenseExampleYear03	766
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	1,730
2002	rr_AnnualReturn2002	(10.73%)
2003	rr_AnnualReturn2003	22.78%
2004	rr_AnnualReturn2004	10.16%
2005	rr_AnnualReturn2005	4.01%
2006	rr_AnnualReturn2006	13.21%
2007	rr_AnnualReturn2007	2.96%
2008	rr_AnnualReturn2008	(29.06%)
2009	rr_AnnualReturn2009	19.12%
2010	rr_AnnualReturn2010	11.59%
2011	rr_AnnualReturn2011	6.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date unannualized return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.42%)
1 YEAR	rr_AverageAnnualReturnYear01	1.83%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(0.23%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	3.47%	[3]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[2]
After 1 Year	rr_ExpenseExampleYear01	592
After 3 Years	rr_ExpenseExampleYear03	794
After 5 Years	rr_ExpenseExampleYear05	1,021
After 10 Years	rr_ExpenseExampleYear10	2,011
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,011
1 YEAR	rr_AverageAnnualReturnYear01	1.50%
5 YEARS	rr_AverageAnnualReturnYear05	(0.12%)
10 YEARS	rr_AverageAnnualReturnYear10	3.31%
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
After 1 Year	rr_ExpenseExampleYear01	288
After 3 Years	rr_ExpenseExampleYear03	582
After 5 Years	rr_ExpenseExampleYear05	1,001
After 10 Years	rr_ExpenseExampleYear10	2,169
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
1 YEAR	rr_AverageAnnualReturnYear01	4.56%
5 YEARS	rr_AverageAnnualReturnYear05	(0.09%)
10 YEARS	rr_AverageAnnualReturnYear10	3.16%
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
After 1 Year	rr_ExpenseExampleYear01	85
After 3 Years	rr_ExpenseExampleYear03	265
After 5 Years	rr_ExpenseExampleYear05	460
After 10 Years	rr_ExpenseExampleYear10	1,025
1 YEAR	rr_AverageAnnualReturnYear01	6.72%
5 YEARS	rr_AverageAnnualReturnYear05	0.94%
10 YEARS	rr_AverageAnnualReturnYear10	4.22%
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
After 1 Year	rr_ExpenseExampleYear01	143
After 3 Years	rr_ExpenseExampleYear03	443
After 5 Years	rr_ExpenseExampleYear05	766
After 10 Years	rr_ExpenseExampleYear10	1,680
1 YEAR	rr_AverageAnnualReturnYear01	6.05%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	0.37%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	3.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003	[6]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
After 1 Year	rr_ExpenseExampleYear01	111
After 3 Years	rr_ExpenseExampleYear03	347
After 5 Years	rr_ExpenseExampleYear05	601
After 10 Years	rr_ExpenseExampleYear10	1,329
1 YEAR	rr_AverageAnnualReturnYear01	6.37%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	0.67%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	3.95%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2005	[6]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[2]
After 1 Year	rr_ExpenseExampleYear01	67
After 3 Years	rr_ExpenseExampleYear03	211
After 5 Years	rr_ExpenseExampleYear05	368
After 10 Years	rr_ExpenseExampleYear10	822
1 YEAR	rr_AverageAnnualReturnYear01	6.85%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	1.07%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	4.30%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2005	[6]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.21%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(0.95%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.73%	[3]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.18%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(0.41%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.77%	[3]
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | Russell 1000 (TM) Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.39%
5 YEARS	rr_AverageAnnualReturnYear05	(2.64%)
10 YEARS	rr_AverageAnnualReturnYear10	3.89%
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.84%
5 YEARS	rr_AverageAnnualReturnYear05	6.50%
10 YEARS	rr_AverageAnnualReturnYear10	5.78%
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. | 60% Russell 1000 (TM) Value Index/40% Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.68%
5 YEARS	rr_AverageAnnualReturnYear05	1.42%
10 YEARS	rr_AverageAnnualReturnYear10	5.02%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC which may be subject to waiver in certain circumstances.
[2]	Based on estimated amounts for the current fiscal year.
[3]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.